Schedule 1 - Condensed Statements of Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating revenue, net	¥ 2,771,821	$ 379,738	¥ 2,630,707	¥ 2,801,768
Operating costs and expenses	1,314,740	180,119	1,195,544	1,019,362
Interest income	149,121	20,429	136,043	81,713
Foreign currency exchange gain/(loss)	8,016	1,098	4,342	4,064
Income tax expense	(9,707)	(1,330)	(555)	(22,976)
Others, net	25,295	3,465	30,598	66,929
Net profit for the year	367,510		167,221	607,717
Net profit attributable to ordinary shareholders	367,510	50,347	167,221	607,717
Other comprehensive income/(loss)
Foreign currency transaction adjustments	44,773	6,134	37,413	129,563
Unrealized gains/(loss) on available-for-sale investments, net of tax	(29,330)	(4,018)	(1,551)	174
Total comprehensive income attributable to ordinary shareholders	382,953	52,463	203,083	737,454
Waterdrop Inc. [Member]
Operating costs and expenses	(42,575)	(5,833)	(87,060)	(153,603)
Interest income	93,591	12,822	29,337	11,990
Foreign currency exchange gain/(loss)	(216)	(30)	(92)	1,290
Income tax expense	1,433	196
Others, net	13,439	1,841	3,077	17,097
Equity in profit of subsidiaries and VIEs	304,704	41,745	221,959	730,943
Net profit for the year	367,510	50,349	167,221	607,717
Net profit attributable to ordinary shareholders	367,510	50,349	167,221	607,717
Other comprehensive income/(loss)
Foreign currency transaction adjustments	44,773	6,134	37,413	129,563
Unrealized gains/(loss) on available-for-sale investments, net of tax	(29,330)	(4,018)	(1,551)	174
Total comprehensive income attributable to ordinary shareholders	¥ 382,953	$ 52,465	¥ 203,083	¥ 737,454